Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Tables) [Abstract]
Summary of Certain Quarterly Financial Data

The following tables are a summary of certain quarterly financial data for the years ended December 31, 2011 and 2010.

	2011 Quarter Ended

	March 31	June 30	September 30	December 31

	(In thousands, except per share data)
Interest and dividend income	$617,523	$552,732	$524,238	$472,844
Interest expense	361,122	279,823	279,895	265,863

Net interest income	256,401	272,909	244,643	206,981
Provision for loan losses	40,000	30,000	25,000	25,000

Net interest income after provision for loan losses	216,401	242,909	219,643	181,981

Non-interest income	105,207	2,732	3,094	2,884
Non-interest expense	1,240,568	85,837	83,661	820,094

(Loss) income before income tax expense	(918,960)	159,804	139,076	(635,229)
Income tax (benefit) expense	(363,296)	63,796	54,873	(274,693)

Net (loss) income	$(555,664)	$96,008	$84,203	$(360,536)

Basic (loss) earnings per share	$(1.13)	$0.19	$0.17	$(0.73)

Diluted (loss) earnings per share	$(1.13)	$0.19	$0.17	$(0.73)

	2010 Quarter Ended

	March 31	June 30	September 30	December 31

	(In thousands, except per share data)

Interest and dividend income	$734,870	$717,580	$688,810	$643,236
Interest expense	403,725	400,066	398,476	391,402

Net interest income	331,145	317,514	290,334	251,834
Provision for loan losses	50,000	50,000	50,000	45,000

Net interest income after provision for loan losses	281,145	267,514	240,334	206,834

Non-interest income	32,998	33,210	33,859	62,927
Non-interest expense	66,531	64,596	65,706	69,555

Income before income tax expense	247,612	236,128	208,487	200,206
Income tax expense	98,727	93,537	83,918	79,045

Net income	$148,885	$142,591	$124,569	$121,161

Basic earnings per share	$0.30	$0.29	$0.25	$0.25

Diluted earnings per share	$0.30	$0.29	$0.25	$0.25